Voya GNMA Income Fund Expense Example, No Redemption - Voya GNMA Income Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 334
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	786
Expense Example, No Redemption, 10 Years	1,461
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	947
Expense Example, No Redemption, 10 Years	2,079
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	193
Expense Example, No Redemption, 5 Years	342
Expense Example, No Redemption, 10 Years	778
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	164
Expense Example, No Redemption, 5 Years	285
Expense Example, No Redemption, 10 Years	640
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	415
Expense Example, No Redemption, 10 Years	$ 948